Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
Schedule of Investments

Investments consisted of the following:

	As of December 31,
	2023	2024
Fixed deposit receipts	$—	$6,464
Total short-term investments	—	6,464

Fixed deposit receipts	—	10,293
Total long-term investments	—	10,293
Total investments	$—	$16,757